Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BRANDES INVESTMENT TRUST

Small Cap Value Fund

Supplement dated January 25, 2021

to

Statutory Prospectus dated July 1, 2020

This supplement should be retained and read in conjunction with the Prospectus.

REPLACEMENT BAR CHART

The bar chart in the section entitled “Performance” on page 26 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Brandes Small Cap Value Fund

Year-by-Year Total Returns as of December 31,

For Class I Shares

Based on the Predecessor Fund’s and the Fund’s performance

Brandes Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BRANDES INVESTMENT TRUST

Small Cap Value Fund

Supplement dated January 25, 2021

to

Statutory Prospectus dated July 1, 2020

This supplement should be retained and read in conjunction with the Prospectus.

REPLACEMENT BAR CHART

The bar chart in the section entitled “Performance” on page 26 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Brandes Small Cap Value Fund

Year-by-Year Total Returns as of December 31,

For Class I Shares

Based on the Predecessor Fund’s and the Fund’s performance

Bar Chart [Heading]	rr_BarChartHeading	Brandes Small Cap Value Fund Year-by-Year Total Returns as of December 31, for Class I Shares Based on the Predecessor Fund’s and the Fund’s performance
Brandes Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
2010	rr_AnnualReturn2010	35.43%
2011	rr_AnnualReturn2011	(6.44%)
2012	rr_AnnualReturn2012	33.30%
2013	rr_AnnualReturn2013	25.93%
2014	rr_AnnualReturn2014	9.67%
2015	rr_AnnualReturn2015	(0.57%)
2016	rr_AnnualReturn2016	31.62%
2017	rr_AnnualReturn2017	4.10%
2018	rr_AnnualReturn2018	(10.65%)
2019	rr_AnnualReturn2019	12.82%